SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions		6 Months Ended
	May 25, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Equity | $		$ 4,405			$ 1,499
Issuance of common equity | $		$ 450	$ 1,160
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		1,000,000,000
Par value per share (USD/CAD per share) | $ / shares		$ 39.74
Number of shares issued (in shares)		10,877,989			10,877,989
Equity | $		$ 532			$ 535
Class B Limited Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		500,000
Par value per share (USD/CAD per share) | $ / shares		$ 39.74
Class C Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		1,000,000,000
Par value per share (USD/CAD per share) | $ / shares		$ 1
Class A Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		100,000,000
Par value per share (USD/CAD per share) | $ / shares		$ 25
Class B Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		100,000,000
Par value per share (USD/CAD per share) | $ / shares				$ 25
Class A Junior Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		1,000,000,000
Par value per share (USD/CAD per share) | $ / shares		$ 25
Number of shares issued (in shares)	98,351,547	98,351,547			0
Equity | $		$ 2,459			$ 0
Issuance of common equity | $	$ 2,500
Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		1,000,000,000
Par value per share (USD/CAD per share) | $ / shares				$ 25
Class C shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,270,466	34,815,014			23,544,548
Equity | $		$ 1,413			$ 963
Issuance of common equity | $	$ 450